Other Receivables, Net - Schedule of Other Receivables, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Receivables, Net [Abstract]
Deposits	$ 870,307	$ 948,559
Others	20,569	18,128
Other receivables, net	$ 890,876	$ 966,687